Derivative financial instruments and Short positions (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Swap contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	R$ 183,368	R$ 48,140	R$ (2,204)
Adjustment to Market Value	288,766	437,702	84,767
Accounting Value	472,134	485,842	82,563
Swap contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	183,368	48,140	(2,204)
Adjustment to Market Value	288,766	437,702	84,767
Accounting Value	472,134	485,842	82,563
Swap contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	138,079	(24,687)	3,175
Adjustment to Market Value	272,805	461,499	84,937
Accounting Value	410,884	436,812	88,112
Swap contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	138,079	(24,687)	3,175
Adjustment to Market Value	272,805	461,499	84,937
Accounting Value	410,884	436,812	88,112
Futures contract [member] | Hedge Instruments [Member]
IfrsStatementLineItems [Line Items]
Curve Value	144,508	3,862,299	(7,912)
Adjustment to Market Value	25,701,246	75,057,601	41,437,967
Accounting Value	25,845,754	78,919,900	41,430,054
Futures contract [member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	2,497,014	686,249	(14,439)
Adjustment to Market Value	12,759,016	11,451,502	2,850,589
Accounting Value	15,256,030	12,137,751	2,836,150
Futures contract [member] | Hedge Instruments [Member] | Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(862,704)	3,176,050	6,527
Adjustment to Market Value	10,445,507	59,634,348	38,587,378
Accounting Value	9,582,803	62,810,398	38,593,904
Futures contract [member] | Hedge Objects [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(3,535,965)	1,729,350	(2,031,108)
Adjustment to Market Value	28,817,259	75,953,237	46,351,129
Accounting Value	25,281,294	77,682,587	44,320,021
Futures contract [member] | Hedge Objects [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(2,290,079)	3,067,594	15,685
Adjustment to Market Value	15,593,616	10,529,915	2,738,830
Accounting Value	13,303,537	13,597,509	2,754,515
Futures contract [member] | Hedge Objects [Member] | Securities Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	623,749	(609,013)
Adjustment to Market Value	579,793	3,787,939
Accounting Value	1,203,542	3,178,926
Futures contract [member] | Hedge Objects [Member] | Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(1,869,635)	(729,231)	(2,046,793)
Adjustment to Market Value	12,643,850	61,635,383	43,612,299
Accounting Value	10,774,215	60,906,152	R$ 41,565,506
Securities Hedge [Member] | Hedge Instruments [Member] | Credit Operations Hedge [Member]
IfrsStatementLineItems [Line Items]
Curve Value	(1,489,802)
Adjustment to Market Value	2,496,723	3,971,751
Accounting Value	R$ 1,006,921	R$ 3,971,751